UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Capital Allocation Fund

Voya Corporate Leaders® 100 Fund

Voya Mid Cap Value Advantage Fund

Voya Small Company Fund

The schedules are not audited.

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.3%
12,084	iShares Barclays 20+ Year Treasury Bond Fund	$1,582,762	1.0
55,500	iShares Barclays Aggregate Bond Fund	6,109,995	4.0
139,888	iShares MSCI EAFE Index Fund	7,497,997	4.9
99,663	iShares Russell 1000 Growth Index Fund	9,351,379	6.1
101,343	iShares Russell 1000 Value Index Fund	9,399,563	6.2
31,800	SPDR Trust Series 1	6,155,208	4.1

	Total Exchange-Traded Funds
	(Cost $42,707,856)	40,096,904	26.3

MUTUAL FUNDS: 73.0%
	Affiliated Investment Companies: 72.0%
635,300	Voya Floating Rate Fund - Class I	6,028,996	4.0
2,844,781	Voya Global Bond Fund - Class R6	27,765,067	18.2
165,703	Voya Global Real Estate Fund - Class R6	3,075,448	2.0
1,433,097	Voya High Yield Bond Fund - Class I	10,662,242	7.0
1,617,637	Voya International Core Fund - Class I	13,474,914	8.8
618,402	Voya Large Cap Value Fund - Class R6	6,759,137	4.4
212,938	Voya Large-Cap Growth Fund - Class R6	6,705,426	4.4
213,761	Voya MidCap Opportunities Fund - Class R6	4,655,708	3.1
956,077	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,648,619	5.0
1,425,639	Voya Multi-Manager International Equity Fund - Class I	13,543,573	8.9
501,375	Voya Multi-Manager Mid Cap Value Fund - Class I	4,707,916	3.1
341,075	Voya Small Company Fund - Class R6	4,659,089	3.1
		109,686,135	72.0

	Unaffiliated Investment Companies: 1.0%
347,675	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,522,816	1.0

	Total Mutual Funds
	(Cost $111,708,894)	111,208,951	73.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,671	Chase Funding Trust Series 2003-5 2A2, 1.036%, 07/25/33	2,414	0.0
75,713	# Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	79,474	0.0
1,303	RAMP Series 2003 - RS5 Trust, 1.056%, 06/25/33	1,192	0.0

	Total Asset-Backed Securities
	(Cost $79,683)	83,080	0.0

	Total Investments in Securities (Cost $154,496,433)	$151,388,935	99.3
	Assets in Excess of Other Liabilities	998,122	0.7
	Net Assets	$152,387,057	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $157,303,189.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,756,444
Gross Unrealized Depreciation	(12,670,698)

Net Unrealized Depreciation	$(5,914,254)

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$40,096,904	$–	$–	$40,096,904
Mutual Funds	111,208,951	–	–	111,208,951
Asset-Backed Securities	–	83,080	–	83,080
Total Investments, at fair value	$151,305,855	$83,080	$–	$151,388,935
Other Financial Instruments+
Futures	554,033	–	–	554,033
Total Assets	$151,859,888	$83,080	$–	$151,942,968
Liabilities Table
Other Financial Instruments+
Futures	$(527,902)	$–	$–	$(527,902)
Total Liabilities	$(527,902)	$–	$–	$(527,902)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$7,732,729	$600,931	$(1,935,630)	$(369,034)	$6,028,996	$214,534	$(63,335)	$-
Voya Global Bond Fund - Class R6	34,680,517	2,243,436	(9,801,262)	642,376	27,765,067	-	(746,714)	-
Voya Global Real Estate Fund - Class R6	3,812,237	192,084	(577,442)	(351,431)	3,075,448	62,243	38,772	-
Voya High Yield Bond Fund - Class I	15,485,599	1,877,415	(5,632,683)	(1,068,089)	10,662,242	544,648	(241,556)	-
Voya Intermediate Bond Fund - Class R6	1,932,974	296,640	(2,059,489)	(170,125)	-	21,855	136,399	-
Voya International Core Fund - Class I	17,161,736	2,631,803	(4,164,775)	(2,153,850)	13,474,914	161,817	(568,774)	220,532
Voya Large Cap Growth Fund - Class R6	20,075,454	1,154,499	(14,887,172)	(6,342,781)	-	52,660	229,114	430,356
Voya Large Cap Value Fund - Class R6	20,136,621	2,158,655	(12,631,621)	(2,904,518)	6,759,137	201,692	771,674	320,832
Voya Large-Cap Growth Fund - Class R6	-	13,320,422	(8,516,653)	1,901,657	6,705,426	-	3,485,995	-
Voya MidCap Opportunities Fund - Class R6	5,747,312	865,449	(899,641)	(1,057,412)	4,655,708	-	117,042	395,236
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,372,373	1,041,163	(4,161,964)	(2,602,953)	7,648,619	119,990	(557,911)	-
Voya Multi-Manager International Equity Fund - Class I	17,173,918	1,912,160	(2,555,275)	(2,987,230)	13,543,573	190,130	54,249	139,900
Voya Multi-Manager Mid Cap Value Fund - Class I	5,744,516	1,439,628	(1,003,824)	(1,472,404)	4,707,916	60,701	(51,129)	783,434
Voya Small Company Fund - Class R6	5,742,771	1,225,844	(857,191)	(1,452,335)	4,659,089	12,619	102,846	717,655
	$168,798,757	$30,960,129	$(69,684,622)	$(20,388,129)	$109,686,135	$1,642,889	$2,706,672	$3,007,945

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 29, 2016, the following futures contracts were outstanding for Voya Capital Allocation Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	58	03/18/16	$4,480,500	$(441,731)
S&P 500 E-Mini	16	03/18/16	1,543,600	(83,431)
U.S. Treasury 10-Year Note	23	06/21/16	3,001,859	(2,740)
			$9,025,959	$(527,902)
Short Contracts
Mini MSCI Emerging Markets Index	(248)	03/18/16	(9,202,040)	554,033
			$(9,202,040)	$554,033

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Capital Allocation Fund as of February 29, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$554,033
Total Asset Derivatives		$554,033

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$527,902
Total Liability Derivatives		$527,902

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 14.7%
13,408	@	Amazon.com, Inc.	$7,408,188	0.9
162,895		Comcast Corp. – Class A	9,403,928	1.1
651,927		Ford Motor Co.	8,155,607	1.0
269,087		General Motors Co.	7,921,921	0.9
69,276		Home Depot, Inc.	8,598,537	1.0
120,190		Lowe's Cos, Inc.	8,116,431	1.0
77,350		McDonald's Corp.	9,064,646	1.1
146,052		Nike, Inc.	8,995,343	1.1
7,167	@	Priceline.com, Inc.	9,067,760	1.1
151,887		Starbucks Corp.	8,841,342	1.1
125,479		Target Corp.	9,843,828	1.2
143,356		Time Warner, Inc.	9,490,167	1.1
338,381		Twenty-First Century Fox, Inc. - Class A	9,143,055	1.1
86,871		Walt Disney Co.	8,297,918	1.0
			122,348,671	14.7

		Consumer Staples: 12.0%
157,105		Altria Group, Inc.	9,672,955	1.2
212,022		Coca-Cola Co.	9,144,509	1.1
136,796		Colgate-Palmolive Co.	8,979,289	1.1
56,776		Costco Wholesale Corp.	8,518,103	1.0
93,557		CVS Health Corp.	9,090,934	1.1
202,983		Mondelez International, Inc.	8,226,901	1.0
91,327		PepsiCo, Inc.	8,933,607	1.1
103,820		Philip Morris International, Inc.	9,450,735	1.1
115,372		Procter & Gamble Co.	9,263,218	1.1
106,931		Walgreens Boots Alliance, Inc.	8,441,133	1.0
149,769		Wal-Mart Stores, Inc.	9,935,675	1.2
			99,657,059	12.0

		Energy: 6.9%
12,956		California Resources Corp.	7,283	0.0
102,541		Chevron Corp.	8,556,021	1.0
118,266		Exxon Mobil Corp.	9,479,020	1.1
270,664		Halliburton Co.	8,737,034	1.1
635,336		Kinder Morgan, Inc.	11,493,228	1.4
137,837		Occidental Petroleum Corp.	9,485,942	1.1
132,651		Schlumberger Ltd.	9,513,730	1.2
			57,272,258	6.9

		Financials: 12.7%
147,780		American International Group, Inc.	7,418,556	0.9
147,074		Allstate Corp.	9,333,316	1.1
131,668		American Express Co.	7,318,108	0.9
223,783		Bank of New York Mellon Corp.	7,919,680	1.0
69,323	@	Berkshire Hathaway, Inc. – Class B	9,301,067	1.1
27,009		Blackrock, Inc.	8,425,728	1.0
126,181		Capital One Financial Corp.	8,293,877	1.0
50,755		Goldman Sachs Group, Inc.	7,589,395	0.9
138,726		JPMorgan Chase & Co.	7,810,274	0.9
189,571		Metlife, Inc.	7,499,429	0.9
47,336		Simon Property Group, Inc.	8,981,059	1.1
214,781		US Bancorp	8,273,364	1.0
168,297		Wells Fargo & Co.	7,896,495	0.9
			106,060,348	12.7

		Health Care: 14.1%
204,059		Abbott Laboratories	7,905,246	1.0
154,478		AbbVie, Inc.	8,436,044	1.0
29,322	@	Allergan plc	8,506,605	1.0
56,573		Amgen, Inc.	8,049,206	1.0
29,960	@	Biogen, Inc.	7,772,223	0.9
132,880		Bristol-Myers Squibb Co.	8,229,258	1.0
76,548	@	Celgene Corp.	7,718,335	0.9
107,168		Eli Lilly & Co.	7,716,096	0.9
90,426		Gilead Sciences, Inc.	7,889,669	1.0
89,014		Johnson & Johnson	9,365,163	1.1
119,152		Medtronic PLC	9,221,173	1.1
173,480		Merck & Co., Inc.	8,710,431	1.1
282,070		Pfizer, Inc.	8,369,017	1.0
77,681		UnitedHealth Group, Inc.	9,251,807	1.1
			117,140,273	14.1

		Industrials: 14.9%
60,812		3M Co.	9,539,578	1.1
63,095		Boeing Co.	7,456,567	0.9
134,486		Caterpillar, Inc.	9,104,702	1.1
190,352		Emerson Electric Co.	9,294,888	1.1
61,926		FedEx Corp.	8,476,431	1.0
66,336		General Dynamics Corp.	9,039,607	1.1
297,512		General Electric Co.	8,669,500	1.0
88,434		Honeywell International, Inc.	8,962,786	1.1
42,029		Lockheed Martin Corp.	9,069,438	1.1
108,860		Norfolk Southern Corp.	7,965,286	1.0
73,468		Raytheon Co.	9,099,012	1.1
117,664		Union Pacific Corp.	9,278,983	1.1
95,148		United Parcel Service, Inc. - Class B	9,186,539	1.1
95,333		United Technologies Corp.	9,211,075	1.1
			124,354,392	14.9

		Information Technology: 15.8%
87,265		Accenture PLC	8,749,189	1.1
11,982	@	Alphabet, Inc. - Class C	8,360,680	1.0
86,078		Apple, Inc.	8,322,882	1.0
335,554		Cisco Systems, Inc.	8,784,804	1.1
359,168		EMC Corp.	9,385,060	1.1
86,968	@	Facebook, Inc.	9,298,618	1.1
66,297		International Business Machines Corp.	8,686,896	1.0
264,012		Intel Corp.	7,812,115	0.9
93,434		Mastercard, Inc.	8,121,283	1.0
164,053		Microsoft Corp.	8,347,017	1.0
250,210		Oracle Corp.	9,202,724	1.1

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
253,229	@ PayPal Holdings, Inc.	$9,658,154	1.2
183,251	Qualcomm, Inc.	9,307,318	1.1
164,491	Texas Instruments, Inc.	8,721,313	1.1
117,904	Visa, Inc. - Class A	8,535,070	1.0
		131,293,123	15.8

	Materials: 3.1%
178,818	Dow Chemical Co.	8,692,343	1.1
137,202	Du Pont E I de Nemours & Co.	8,351,486	1.0
93,416	Monsanto Co.	8,406,506	1.0
		25,450,335	3.1

	Telecommunication Services: 2.4%
265,912	AT&T, Inc.	9,825,449	1.2
197,514	Verizon Communications, Inc.	10,019,885	1.2
		19,845,334	2.4

	Utilities: 2.4%
333,614	Exelon Corp.	10,505,505	1.3
195,426	Southern Co.	9,415,624	1.1
		19,921,129	2.4

	Total Common Stock
	(Cost $660,402,824)	823,342,922	99.0

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
6,187,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $6,187,000)	6,187,000	0.7

	Total Short-Term Investments
	(Cost $6,187,000)	6,187,000	0.7

	Total Investments in Securities (Cost $666,589,824)	$829,529,922	99.7
	Assets in Excess of Other Liabilities	2,424,832	0.3
	Net Assets	$831,954,754	100.0

††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $682,743,027.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$178,777,409
Gross Unrealized Depreciation	(31,990,514)

Net Unrealized Appreciation	$146,786,895

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$823,342,922	$–	$–	$823,342,922
Short-Term Investments	6,187,000	–	–	6,187,000
Total Investments, at fair value	$829,529,922	$–	$–	$829,529,922
Other Financial Instruments+
Futures	155,701	–	–	155,701
Total Assets	$829,685,623	$–	$–	$829,685,623

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2016, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	56	03/18/16	$5,402,600	$155,701
			$5,402,600	$155,701

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Corporate Leaders® 100 Fund as of February 29, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$155,701
Total Asset Derivatives		$155,701

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 6.5%
91,732		Coach, Inc.	$3,572,044	2.5
29,448		Delphi Automotive PLC	1,963,592	1.4
28,593		Hasbro, Inc.	2,169,351	1.5
74,300	L	Lions Gate Entertainment Corp.	1,567,730	1.1
			9,272,717	6.5

		Consumer Staples: 2.9%
25,499		Dr Pepper Snapple Group, Inc.	2,333,924	1.7
40,839		Pinnacle Foods, Inc.	1,763,836	1.2
			4,097,760	2.9

		Energy: 7.2%
26,749	L	Core Laboratories NV	2,807,040	2.0
39,027		Devon Energy Corp.	768,051	0.5
41,974		Hess Corp.	1,830,067	1.3
99,052		Patterson-UTI Energy, Inc.	1,539,268	1.1
42,720	L	Range Resources Corp.	1,013,746	0.7
37,666		Valero Energy Corp.	2,262,973	1.6
			10,221,145	7.2

		Financials: 31.2%
22,380		Ameriprise Financial, Inc.	1,878,801	1.3
43,299		Arthur J. Gallagher & Co.	1,725,465	1.2
69,636		BankUnited, Inc.	2,236,708	1.6
87,613		Corporate Office Properties Trust SBI MD	2,050,144	1.4
24,400		Crown Castle International Corp.	2,110,600	1.5
151,622		DDR Corp.	2,536,636	1.8
34,731		Discover Financial Services	1,612,213	1.1
65,159		FNF Group	2,148,944	1.5
41,023		Gaming and Leisure Properties, Inc.	1,074,392	0.8
84,899		Hartford Financial Services Group, Inc.	3,575,946	2.5
166,723		Huntington Bancshares, Inc.	1,458,826	1.0
241,624		Keycorp	2,549,133	1.8
43,037		Lazard Ltd.	1,514,042	1.1
79,798		Liberty Property Trust	2,304,566	1.6
33,252		Mid-America Apartment Communities, Inc.	2,990,685	2.1
31,260		Nasdaq, Inc.	1,978,446	1.4
50,542		PacWest Bancorp	1,626,442	1.2
82,202		ProLogis, Inc.	3,161,489	2.2
77,559		Unum Group	2,212,758	1.6
51,356		Validus Holdings Ltd.	2,306,398	1.6
150,234		WP GLIMCHER, Inc.	1,298,022	0.9
			44,350,656	31.2

		Health Care: 5.9%
21,646		Cardinal Health, Inc.	1,768,478	1.3
13,799		Cigna Corp.	1,926,479	1.4
39,203	@	Community Health Systems, Inc.	592,749	0.4
45,019		Healthsouth Corp.	1,586,019	1.1
25,555		Zimmer Biomet Holdings, Inc.	2,473,980	1.7
			8,347,705	5.9

		Industrials: 10.8%
46,624		Fortune Brands Home & Security, Inc.	2,341,457	1.6
36,400		JB Hunt Transport Services, Inc.	2,776,956	2.0
34,562		Lincoln Electric Holdings, Inc.	1,886,048	1.3
265,901		Mueller Water Products, Inc.	2,289,408	1.6
17,440		Roper Technologies, Inc.	2,928,699	2.1
7,970		Snap-On, Inc.	1,153,020	0.8
9,094	@	TransDigm Group, Inc.	1,942,297	1.4
			15,317,885	10.8

		Information Technology: 8.9%
74,758		Activision Blizzard, Inc.	2,367,586	1.7
225,268		Brocade Communications Systems, Inc.	2,236,911	1.6
46,482		CDW Corp./DE	1,839,757	1.3
37,360		Fidelity National Information Services, Inc.	2,176,220	1.5
58,321	L	Microchip Technology, Inc.	2,594,701	1.8
26,516	@	Vantiv, Inc.	1,379,893	1.0
			12,595,068	8.9

		Materials: 4.9%
54,928		Albemarle Corp.	3,088,052	2.2
32,282		Packaging Corp. of America	1,565,677	1.1
128,987		Steel Dynamics, Inc.	2,346,274	1.6
			7,000,003	4.9

		Telecommunication Services: 2.6%
41,728		CenturyLink, Inc.	1,276,460	0.9
445,593		Frontier Communications Corp.	2,410,658	1.7
			3,687,118	2.6

		Utilities: 15.4%
57,546		American Electric Power Co., Inc.	3,553,465	2.5
53,501		DTE Energy Co.	4,500,504	3.2
120,600		Exelon Corp.	3,797,694	2.7
48,200		PG&E Corp.	2,734,386	1.9
46,600		Pinnacle West Capital Corp.	3,207,478	2.2

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
103,133	Xcel Energy, Inc.	$4,077,879	2.9
		21,871,406	15.4

	Total Common Stock
	(Cost $143,031,362)	136,761,463	96.3

EXCHANGE-TRADED FUNDS: 0.8%
17,382	iShares Russell Midcap Value Index Fund	1,136,262	0.8

	Total Exchange-Traded Funds
	(Cost $1,153,321)	1,136,262	0.8

	Total Long-Term Investments
	(Cost $144,184,683)	137,897,725	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc: 4.0%
1,335,049	Barclays Capital, Inc., Repurchase Agreement dated 02/29/16, 0.30%, due 03/01/16 (Repurchase Amount $1,335,060, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $1,361,750, due 04/15/16-11/15/45)	1,335,049	1.0
1,335,049	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $1,335,061, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,361,750, due 05/01/20-08/01/47)	1,335,049	0.9
1,335,049	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/29/16, 0.35%, due 03/01/16 (Repurchase Amount $1,335,062, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,361,750, due 08/15/17-02/15/44)	1,335,049	1.0
1,335,049	Nomura Securities, Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $1,335,061, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.000%-9.500%, Market Value plus accrued interest $1,361,750, due 09/30/16-12/20/65)	1,335,049	0.9
280,927	Royal Bank of Scotland PLC, Repurchase Agreement dated 02/29/16, 0.29%, due 03/01/16 (Repurchase Amount $280,929, collateralized by various U.S. Government Securities, 0.500%-4.625%, Market Value plus accrued interest $286,546, due 03/31/17-02/15/45)	280,927	0.2
		5,621,123	4.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,046,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $2,046,000)	2,046,000	1.4

	Total Short-Term Investments
	(Cost $7,667,123)	7,667,123	5.4

	Total Investments in Securities (Cost $151,851,806)	$145,564,848	102.5
	Liabilities in Excess of Other Assets	(3,618,350)	(2.5)
	Net Assets	$141,946,498	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $152,139,342.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,774,695
Gross Unrealized Depreciation	(15,349,189)

Net Unrealized Depreciation	$(6,574,494)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$136,761,463	$–	$–	$136,761,463
Exchange-Traded Funds	1,136,262	–	–	1,136,262
Short-Term Investments	2,046,000	5,621,123	–	7,667,123
Total Investments, at fair value	$139,943,725	$5,621,123	$–	$145,564,848

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 13.4%
148,978		AMC Entertainment Holdings, Inc.	$3,579,941	0.8
260,125	@	Belmond Ltd	2,390,549	0.5
50,830	@	Burlington Stores, Inc.	2,849,530	0.6
74,100		Cheesecake Factory	3,697,590	0.8
44,365		Childrens Place Retail Stores, Inc.	3,023,031	0.7
55,810	@	Dave & Buster's Entertainment, Inc.	2,059,947	0.5
126,097	@	Express, Inc.	2,172,651	0.5
50,000	@	Helen of Troy Ltd.	4,768,000	1.1
89,173	@	Imax Corp.	2,631,495	0.6
57,036		Jack in the Box, Inc.	3,921,225	0.9
152,630		La-Z-Boy, Inc.	3,716,541	0.8
56,000		Marriott Vacations Worldwide Corp.	3,390,800	0.8
59,744		Monro Muffler Brake, Inc.	4,084,697	0.9
49,705	L	Papa John's International, Inc.	2,890,346	0.7
96,282		Pier 1 Imports, Inc.	475,633	0.1
38,170		Pool Corp.	3,063,906	0.7
97,690	@	Sally Beauty Holdings, Inc.	3,085,050	0.7
26,895		Sturm Ruger & Co., Inc.	1,890,987	0.4
32,965		Vail Resorts, Inc.	4,200,071	0.9
187,640		Wendy's Company	1,758,187	0.4
			59,650,177	13.4

		Consumer Staples: 2.4%
32,355		Casey's General Stores, Inc.	3,415,717	0.7
122,800		Flowers Foods, Inc.	2,103,564	0.5
80,525		Pinnacle Foods, Inc.	3,477,875	0.8
80,635		Vector Group Ltd.	1,873,151	0.4
			10,870,307	2.4

		Energy: 2.0%
98,075	@	Bill Barrett Corp.	280,494	0.1
128,400	@	Carrizo Oil & Gas, Inc.	2,760,600	0.6
272,900	@	Cloud Peak Energy, Inc.	463,930	0.1
35,400	@	Dril-Quip, Inc.	1,920,450	0.4
68,600	@	Forum Energy Technologies, Inc.	806,736	0.2
158,800		QEP Resources, Inc.	1,549,888	0.4
204,680	@	Unit Corp.	1,097,085	0.2
			8,879,183	2.0

		Financials: 25.0%
208,850		Colony Capital, Inc.	3,425,140	0.8
47,409		CubeSmart	1,417,529	0.3
89,487		CyrusOne, Inc.	3,547,265	0.8
69,831		DCT Industrial Trust, Inc.	2,527,184	0.6
83,590		Easterly Government Properties, Inc.	1,429,389	0.3
33,274	@	Encore Capital Group, Inc.	773,620	0.2
69,341		Evercore Partners, Inc.	3,236,144	0.7
89,078		First American Financial Corp.	3,298,558	0.7
141,670		Great Western Bancorp, Inc.	3,486,499	0.8
73,775		Highwoods Properties, Inc.	3,212,901	0.7
101,360		Horace Mann Educators Corp.	3,122,902	0.7
395,225		Investors Bancorp, Inc.	4,473,947	1.0
167,200		Kennedy-Wilson Holdings, Inc.	3,180,144	0.7
101,160		LaSalle Hotel Properties	2,463,246	0.6
27,506		MarketAxess Holdings, Inc.	3,258,361	0.7
122,925		MB Financial, Inc.	3,751,671	0.9
289,605		OM Asset Management Plc	3,301,497	0.7
68,625		PacWest Bancorp	2,208,352	0.5
49,295		Pinnacle Financial Partners, Inc.	2,285,809	0.5
71,329		Primerica, Inc.	3,009,371	0.7
116,900		PrivateBancorp, Inc.	4,016,684	0.9
71,358		QTS Realty Trust, Inc.	3,176,858	0.7
300,205		Radian Group, Inc.	3,242,214	0.7
148,866		Redwood Trust, Inc.	1,770,017	0.4
96,322		Selective Insurance Group	3,234,493	0.7
27,382	@	Signature Bank	3,547,338	0.8
63,790		Simmons First National Corp.	2,627,510	0.6
26,607		South State Corp.	1,661,607	0.4
29,970		Sovran Self Storage, Inc.	3,190,007	0.7
198,185		STAG Industrial, Inc.	3,480,129	0.8
51,700		Starwood Property Trust, Inc.	906,818	0.2
222,955		Sterling Bancorp/DE	3,212,782	0.7
62,265	@	Stifel Financial Corp.	1,803,194	0.4
130,613		Store Capital Corp.	3,154,304	0.7
34,407	@	SVB Financial Group	3,057,062	0.7
251,895		Talmer Bancorp, Inc.	4,231,836	1.0
118,375		Urban Edge Properties	2,878,880	0.7
133,350		Webster Financial Corp.	4,481,893	1.0
			111,083,155	25.0

		Health Care: 11.5%
82,200	@,L	Acadia Pharmaceuticals, Inc.	1,418,772	0.3
112,418	@	AMN Healthcare Services, Inc.	3,196,044	0.7
9,150	@	Anacor Pharmaceuticals, Inc.	583,587	0.1
45,525	@,L	Cempra, Inc.	766,186	0.2
41,851	@	Charles River Laboratories International, Inc.	3,073,119	0.7
92,810	@,L	Depomed, Inc.	1,418,137	0.3
124,120	@	Envision Healthcare Holdings, Inc.	2,729,399	0.6
42,675	@,L	Esperion Therapeutics, Inc.	635,431	0.1
91,025	@	Greatbatch, Inc.	3,440,745	0.8

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
89,790	@,L	Halozyme Therapeutics, Inc.	$729,992	0.2
124,925		Healthsouth Corp.	4,401,108	1.0
83,400		Hill-Rom Holdings, Inc.	3,865,590	0.9
77,500	@,L	Lexicon Pharmaceuticals, Inc.	723,850	0.2
27,850	@	MacroGenics, Inc.	445,043	0.1
76,725	@	Masimo Corp.	2,903,274	0.7
30,419	@	Mednax, Inc.	2,039,290	0.5
30,575	@	Neurocrine Biosciences, Inc.	1,124,548	0.2
53,834		Owens & Minor, Inc.	2,121,598	0.5
20,775	@,L	Pacira Pharmaceuticals, Inc./DE	1,080,508	0.2
25,825	@,L	Relypsa, Inc.	342,439	0.1
61,709		STERIS PLC	3,969,123	0.9
135,152	@	Surgery Partners, Inc.	1,774,546	0.4
82,025	@	Team Health Holdings, Inc.	3,655,854	0.8
50,800	@	WellCare Health Plans, Inc.	4,565,396	1.0
			51,003,579	11.5

		Industrials: 15.8%
122,800		ABM Industries, Inc.	3,855,920	0.9
160,750		Actuant Corp.	3,763,158	0.9
95,311	@	Atlas Air Worldwide Holdings, Inc.	3,451,211	0.8
110,079		Barnes Group, Inc.	3,776,810	0.9
93,100	@	Beacon Roofing Supply, Inc.	3,360,910	0.8
103,200		Clarcor, Inc.	4,968,048	1.1
51,750		Curtiss-Wright Corp.	3,653,033	0.8
51,149		Healthcare Services Group, Inc.	1,814,767	0.4
149,475	L	Heartland Express, Inc.	2,750,340	0.6
60,725	@	HUB Group, Inc.	2,241,967	0.5
92,125		KAR Auction Services, Inc.	3,262,146	0.7
109,030	@	On Assignment, Inc.	3,599,080	0.8
47,250		Orbital ATK, Inc.	3,957,660	0.9
55,100		Regal-Beloit Corp.	3,007,358	0.7
18,767	@	SPX FLOW, Inc.	351,506	0.1
33,625	@	Teledyne Technologies, Inc.	2,864,178	0.6
156,770		Tetra Tech, Inc.	4,315,878	1.0
52,206		Toro Co.	4,160,818	0.9
42,600		Universal Forest Products, Inc.	3,268,272	0.7
80,675		Watts Water Technologies, Inc.	4,160,410	0.9
71,600		Woodward, Inc.	3,361,620	0.8
			69,945,090	15.8

		Information Technology: 17.1%
126,160	@	Advanced Energy Industries, Inc.	3,763,353	0.9
121,549	@	Blackhawk Network Holdings, Inc.	4,113,218	0.9
111,885	@	Bottomline Technologies de, Inc.	3,156,276	0.7
34,970	@	CACI International, Inc.	3,378,801	0.8
122,507	@	Cardtronics, Inc.	4,130,936	0.9
107,300	@	Commvault Systems, Inc.	4,020,531	0.9
83,885	@	Cornerstone OnDemand, Inc.	2,415,888	0.5
279,741		Cypress Semiconductor Corp.	2,232,333	0.5
20,825	@	Euronet Worldwide, Inc.	1,364,870	0.3
29,950		Fair Isaac Corp.	2,980,624	0.7
89,450		Flir Systems, Inc.	2,769,372	0.6
62,975		j2 Global, Inc.	4,602,213	1.0
43,700		Littelfuse, Inc.	4,965,194	1.1
81,425	@,L	Match Group, Inc.	886,718	0.2
118,620	@	Microsemi Corp.	4,107,811	0.9
75,175		MKS Instruments, Inc.	2,473,258	0.6
126,585	@	Netscout Systems, Inc.	2,616,512	0.6
72,350		Plantronics, Inc.	2,713,125	0.6
93,842	@	Plexus Corp.	3,414,910	0.8
188,225	@	Polycom, Inc.	1,959,422	0.4
171,775	@	Q2 Holdings, Inc.	3,481,879	0.8
145,525	@	QLIK Technologies, Inc.	3,379,091	0.8
20,600	@	Ultimate Software Group, Inc.	3,538,256	0.8
60,885	@	Veeco Instruments, Inc.	1,129,417	0.3
35,425	@	WEX, Inc.	2,313,253	0.5
			75,907,261	17.1

		Materials: 5.0%
119,225		Carpenter Technology Corp.	3,543,367	0.8
253,950		Commercial Metals Co.	3,730,525	0.9
108,375		HB Fuller Co.	4,171,354	1.0
73,300		Minerals Technologies, Inc.	3,725,106	0.8
245,725		Olin Corp.	3,725,191	0.8
102,550		Worthington Industries, Inc.	3,190,331	0.7
			22,085,874	5.0

		Utilities: 2.3%
35,600		Black Hills Corp.	1,993,956	0.5
35,600		Cleco Corp.	1,634,396	0.4
31,200		El Paso Electric Co.	1,274,520	0.3
26,600		Idacorp, Inc.	1,887,536	0.4
84,125		Portland General Electric Co.	3,200,956	0.7
			9,991,364	2.3

	Total Common Stock
	(Cost $423,876,605)		419,415,990	94.5

EXCHANGE-TRADED FUNDS: 1.8%
75,650		iShares Russell 2000 ETF	7,773,037	1.8

	Total Exchange-Traded Funds
	(Cost $8,766,980)		7,773,037	1.8

	Total Long-Term Investments
	(Cost $432,643,585)		427,189,027	96.3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 1.9%
422,321	Bank of Nova Scotia, Repurchase Agreement dated 02/29/16, 0.30%, due 03/01/16 (Repurchase Amount $422,324, collateralized by various U.S. Government Securities, 0.000%-9.125%, Market Value plus accrued interest $430,771, due 03/15/16-09/09/49)	$422,321	0.1
2,006,925	Barclays Capital, Inc., Repurchase Agreement dated 02/29/16, 0.30%, due 03/01/16 (Repurchase Amount $2,006,941, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $2,047,064, due 04/15/16-11/15/45)	2,006,925	0.4
2,006,925	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $2,006,943, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,047,064, due 05/01/20-08/01/47)	2,006,925	0.5
2,006,925	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/29/16, 0.35%, due 03/01/16 (Repurchase Amount $2,006,944, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $2,047,064, due 08/15/17-02/15/44)	2,006,925	0.4
2,006,925	Nomura Securities, Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $2,006,943, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.000%-9.500%, Market Value plus accrued interest $2,047,063, due 09/30/16-12/20/65)	2,006,925	0.5
		8,450,021	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
16,984,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $16,984,000)	16,984,000	3.8

	Total Short-Term Investments
	(Cost $25,434,021)	25,434,021	5.7

	Total Investments in Securities (Cost $458,077,606)	$452,623,048	102.0
	Liabilities in Excess of Other Assets	(8,789,122)	(2.0)
	Net Assets	$443,833,926	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Cost for federal income tax purposes is $458,468,062.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$50,361,027
Gross Unrealized Depreciation	(56,206,041)

Net Unrealized Depreciation	$(5,845,014)

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$419,415,990	$–	$–	$419,415,990
Exchange-Traded Funds	7,773,037	–	–	7,773,037
Short-Term Investments	16,984,000	8,450,021	–	25,434,021
Total Investments, at fair value	$444,173,027	$8,450,021	$–	$452,623,048

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 26, 2016